RESQ Strategic Income Fund

Class A Shares: RQIAX Class C Shares: RQICX Class I Shares: RQIIX

RESQ Dynamic Allocation Fund

Class A Shares: RQEAX Class C Shares: RQECX Class I Shares: RQEIX

(each a “Fund” and collectively the “Funds”)

each a series of Northern Lights Fund Trust III

Supplement dated July 12, 2018
to the Prospectus dated February 1, 2018

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RESQ Strategic Income Fund

The following paragraph replaces the current “Derivatives Risk” disclosure on page 2 of the Funds’ Prospectus under the section entitled “Principal Investment Risks” and the additional following paragraphs are inserted under the section entitled “Principal Investment Risks” on page 2 of the Funds’ Prospectus:

•	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.
•	Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an Underlying Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to a manager’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index or reference asset because of temporary, or even long-term, supply and demand imbalances and because debt futures do not pay interest unlike the debt upon which they are based.
•	Options Risk: These are risks associated with the sale and purchase of call and put options. As the seller (writer) of a put option, an Underlying Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, an Underlying Fund will tend to lose money if the value of the reference index or security rises above the strike price. An Underlying Fund may lose the entire put option premium paid if the reference index or underlying security does not decrease in value. An Underlying Fund may lose the entire call option premium paid if the reference index or underlying security does not increase in value.
•	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify losses.
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RESQ Dynamic Allocation Fund

The following paragraph replaces the current “Derivatives Risk” disclosure under the section entitled “Principal Investment Risks” on page 7 of the Funds’ Prospectus:

•	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund or an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The following paragraphs are added to the section entitled “Principal Investment Risks” on page 12 of the Funds’ Prospectus:

•	Futures Risk (RESQ Strategic Income Fund Only): An Underlying Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on an Underlying Fund. This risk could cause the Underlying Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to expectations and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index or reference asset because of temporary, or even long-term, supply and demand imbalances and because debt futures do not pay interest unlike the debt upon which they are based.
•	Options Risk (RESQ Strategic Income Fund Only): An Underlying Fund may lose the entire put or call option premium paid if the underlying security does not decrease, or increase in value, respectively. Put and call options may not be an effective hedge because they may have imperfect correlation to the value of an Underlying Fund’s portfolio securities. Purchased put and call options may decline in value due to changes in price of the underlying security or reference asset, passage of time and changes in volatility. Written call and put options may limit an Underlying Fund’s participation in market gains and may magnify the losses if the price of the written option instrument increases or decreases, respectively, in value between the date when an Underlying Fund writes the option and the date on which the Underlying Fund purchases an offsetting position. An Underlying Fund’s losses are potentially large in an unhedged written put transaction and potentially unlimited in an unhedged written call transaction.
•	Swap Risk (RESQ Strategic Income Fund Only): An Underlying Fund may use swaps to enhance returns and manage risk. An Underlying Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to an Underlying Fund. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify an Underlying Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

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This Supplement, dated July 12, 2018, and the Prospectus dated February 1, 2018, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information, as supplemented, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-940-2526.

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